Concentration of Risks	12 Months Ended
Dec. 31, 2025
Concentration of Risks [Abstract]
Concentration of risks

Note 17 – Concentration of risks

Concentration of credit risks and customers

Accounts receivable concentration of credit risk is as below:

	As of December 31,	As of December 31,
	2025	2024
Customer A	14%	*	%
Customer B	19%	*	%
Customer C	37%	27%

Suppliers that accounted for 10% or more of the Company’s purchases for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2025		2024		2023
Supplier D	*	%	12%		* %
Supplier F	20%		N/A		N/A
Supplier B	*	%	*	%	21%
Supplier C	*	%	*	%	15%

Suppliers that accounted for 10% or more of the Company’s accounts payables as of December 31, 2023, 2024 and 2025:

	As of the year ended December 31,	As of the year ended December 31,		As of the year ended December 31,
	2025	2024		2023
Supplier A	* %	29%		*	%
Supplier C	11%	*	%	*	%
Supplier E	15%	*	%	N/A
Supplier G	11%	*	%	N/A
Supplier H	11%	*	%	N/A

Revenue concentration of credit risk is as below:

	For the year ended December 31,	For the year ended December 31,		For the year ended December 31,
	2025	2024		2023
Customer C	16%	*	%	N/A
Customer B	17%	*		N/A

*	Less than 10%

Vulnerability to cybersecurity incidents

Although the Company has developed systems and processes designed to protect the data the Company manages, prevent data loss and other security breaches, effectively respond to known and potential risks, and expect to continue to expend significant resources to bolster these protections, there can be no assurance that these security measures will provide absolute security or prevent breaches. The Company may also experience material breaches of its security measures due to human error, malfeasance, insider threats, system errors, vulnerabilities, or other irregularities. During the year ended December 31, 2023, the Company suffered from a cybersecurity incident resulting in a loss of cryptocurrencies of approximately US$2.3 million, which is included in general and administrative expenses on the consolidated statements of operations and comprehensive loss. The Company is actively pursuing the recovery of the cryptocurrencies but there can be no assurance that these cryptocurrencies can be recovered.